                               CN LOAN FUND, INC.

                                  Annual Report

                                December 31, 2000

                                   ----------

                                Table of Contents


Statement of Assets and Liabilities...................................... 2

Statement of Operations.................................................. 2

Statement of Change in Net Assets........................................ 3

Statement of Cash Flows.................................................. 3

Financial Highlights..................................................... 4

Notes to Financial Statements............................................ 5

Portfolio of Investments................................................. 8

Report of Independent Auditor............................................34

                               CN LOAN FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                             AS OF DECEMBER 31, 2000

ASSETS:
Investments in securities and loans at value
     (Cost $1,993,695,256)                                          $   2,028,620,040
Cash                                                                          596,399
Receivables:
     Interest receivable                                                   22,147,429
     Principal paydowns receivable from servicer                           39,198,437
Prepaid expenses                                                               14,161
                                                                    -----------------
     TOTAL ASSETS                                                       2,090,576,466

LIABILITIES:
Accounts payable - CNB                                                        264,584
Accounts payable and accrued expenses                                          51,301
                                                                    -----------------
  TOTAL LIABILITIES                                                           315,885
                                                                    -----------------
NET ASSETS                                                          $   2,090,260,581
                                                                    =================

Net Assets Consist of:
     Par value ($0.01 a share, 21,200,000 shares authorized;
         20,546,496 shares outstanding)                             $         205,465
     Additional paid in capital                                         2,054,444,261
     Undistributed net investment income                                      686,071
     Net unrealized appreciation of investments                            34,924,784
                                                                    -----------------
Net assets                                                          $   2,090,260,581
                                                                    =================
Net asset value per share                                           $          101.73


                             STATEMENT OF OPERATIONS
                FOR THE PERIOD FROM APRIL 12, 2000 (COMMENCEMENT
                       OF OPERATIONS) TO DECEMBER 31, 2000

INVESTMENT INCOME:
Interest income                                                     $     117,905,594
EXPENSES:
     Loan servicing                                                           390,833
     Interest expense                                                         295,505
     Professional expense                                                      43,000
     Fund accounting                                                           86,333
     Custody fee                                                               82,527
     Directors fee                                                             12,000
     Insurance                                                                  7,509
     Miscellaneous expense                                                     32,166
     Legal fees                                                                58,596
                                                                    -----------------
TOTAL EXPENSE                                                               1,008,469

NET INVESTMENT INCOME                                                     116,897,125
                                                                    -----------------
REALIZED AND UNREALIZED GAIN FROM INVESTMENTS:

Net realized gain on investments                                            1,314,903
Unrealized appreciation of investments                                     34,924,784
                                                                    -----------------
     NET GAIN ON INVESTMENTS                                               36,239,687
                                                                    -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $     153,136,812
                                                                    =================

                See Accompanying Notes to Financial Statements.

                               CN LOAN FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS
                FOR THE PERIOD FROM APRIL 12, 2000 (COMMENCEMENT
                       OF OPERATIONS) TO DECEMBER 31, 2000

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                                                   $   116,897,125
Net realized gain on investment                                               1,314,903
Change in unrealized appreciation on investments                             34,924,784
                                                                        ---------------
     INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       153,136,812

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                   (114,397,125)
Distributions from realized gain on investments                                (614,903)
Tax return of capital                                                        (2,513,929)
                                                                        ---------------
     NET DECREASE FROM DISTRIBUTIONS TO SHAREHOLDERS                       (117,525,957)

CAPITAL SHARE TRANSACTIONS:
Shares issued in connection with share offerings                          2,054,649,726
Shares redeemed                                                                  (1,000)
                                                                        ---------------
     NET INCREASE FROM CAPITAL SHARE TRANSACTIONS                         2,054,648,726

Total increase in net assets                                              2,090,259,581

Net assets, beginning of period                                                   1,000
                                                                        ---------------
Net assets, end of period                                               $ 2,090,260,581
                                                                        ===============

                             STATEMENT OF CASH FLOWS
                FOR THE PERIOD FROM APRIL 12, 2000 (COMMENCEMENT
                       OF OPERATIONS) TO DECEMBER 31, 2000

CASH FROM OPERATING ACTIVITIES:
Interest income received                                                $    90,595,207
Expenses paid                                                                  (664,825)
Increase in prepaid expenses                                                    (14,161)
Purchases of investments                                                 (1,342,949,826)
Maturities of investments                                                   837,985,000
Sale of investments                                                         232,603,929
Principal payments received                                                 295,567,032
                                                                        ---------------
     NET CASH PROVIDED BY OPERATING ACTIVITIES                              113,122,356

CASH FROM FINANCING ACTIVITIES:
Dividends paid                                                             (117,525,957)
Proceeds from shares offered                                                  5,000,000
Fund shares redeemed                                                             (1,000)
                                                                        ---------------
     NET CASH PROVIDED BY FINANCING ACTIVITIES                             (112,526,957)
                                                                        ---------------
NET INCREASE IN CASH                                                            595,399
Beginning cash                                                                    1,000
                                                                        ---------------
ENDING CASH                                                             $       596,399
                                                                        ===============

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
Net increase in net assets resulting from operations                    $   153,136,812
                                                                        ---------------
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
     Decrease in investments                                                 14,821,520
     Increase in interest and principal receivable                          (52,862,641)
     Increase in prepaid expense                                                (14,161)
     Decrease in accounts payable                                            (1,959,174)
                                                                        ---------------
     TOTAL ADJUSTMENTS                                                      (40,014,456)
                                                                        ---------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                               $   113,122,356
                                                                        ===============

                See Accompanying Notes to Financial Statements.

                               CN LOAN FUND, INC.
                              FINANCIAL HIGHLIGHTS
                FOR THE PERIOD FROM APRIL 12, 2000 (COMMENCEMENT
                       OF OPERATIONS) TO DECEMBER 31, 2000


Net asset value, beginning of period                             $100.00

Net investment income                                               5.69
Net realized and unrealized gain on investments                     1.76
                                                                   -----
Increase in net asset value from operations                         7.45
                                                                   -----
Distributions from net investment income                           (5.57)
Distributions from net realized gain                               (0.03)
Tax return of capital                                              (0.12)
                                                                   -----
Net asset value, end of period                                   $101.73
                                                                 =======

Total return                                                        7.45%

Net assets, end of period                                 $2,090,260,581

Ratios to average net assets**

Expenses*                                                           0.07%
Net investment income*                                              7.72%
Portfolio turnover rate                                            10.83%

Shares outstanding, end of period                             20,546,496

*   Annualized
** Average net assets is calculated as the weighted average of the amount of net asset balances at each of the following dates: 04/12/2000, 6/30/2000, 9/30/2000, and 12/31/2000.

                 See Accompanying Notes to Financial Statements.

                               CN LOAN FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

CN Loan Fund, Inc. (the "Fund") is a wholly owned subsidiary of City National Bank (CNB), which is a wholly owned subsidiary of City National Corporation.

The Fund is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a non-diversified, closed-end, investment management company. The Fund invests in agency securities, commercial real estate mortgages, construction loans, grantor trusts holding commercial real estate mortgages and single family residential first trust deeds as well as loans which are exempt from registration under the Securities Act of 1933, but contain certain restrictions on resale and cannot be sold publicly. The Fund has no rights with regards to demanding registration of any restricted securities held. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Prime Rate of a U.S. bank specified in the credit agreement or the London Inter-Bank Offered Rate ("LIBOR"). The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. LOAN AND OTHER SECURITY VALUATION. The Fund will use market quotes to value its loan holdings when the Fund believes that multiple and reliable market quotes are available and reflect current value. Loans that cannot be valued based on market quotes, are valued using the Fund's valuation procedures, which ascertain the current value of a loan based on fundamental analysis. In valuing a loan, the Manager will consider, among other factors, the creditworthiness of the borrower and the current interest rates, period until next interest rate reset and maturity date of the loan.

     For securities, the Manager may consider prices or quotations, if any, provided by banks, dealers or pricing services which may represent the prices at which secondary market transactions in the securities held by the Fund have or could have occurred. Debt securities traded in the over-the-counter market are valued based on broker quotations. Securities other than loans and securities for which reliable quotations are not readily available will be valued at their respective fair values as determined in good faith by, or under procedures established by, the Board of Directors of the Fund. Investments in securities maturing in less than 60 days are valued at amortized cost, which, when combined with accrued interest, approximates market value.

     At December 31, 2000, the Fund held loans and grantor trusts holding title to loans valued at $1,206,930,444 representing 59.50% of its total investments. The market value of these securities can only be established by negotiation between parties in a sales transaction. Due to the uncertainty inherent in the valuation process, the fair values as determined may materially differ from the market values that would have been used had a ready market for these securities existed.

B. FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to registered investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Security transactions are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income on investment is accrued daily. Premiums and discounts are amortized utilizing the interest method. Loans funded or purchased are reported net of origination fees received. The non-refundable origination fees are amortized using the effective yield over the term of the loan. No such fees are recognized on loans that have been placed on non-accrual status. Interest income is recorded on an accrual basis at the then current loan rate utilizing the interest method. The accrual of interest on loans is discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. Upon such discontinuance, all unpaid accrued interest is reversed. Cash collections on nonaccrual loans are generally applied as a reduction to the recorded investment of the loan. Loans are returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance.

D. DISTRIBUTION POLICIES. The Fund intends to distribute substantially all of its taxable income to its shareholders on an annual basis.

E. USE OF ESTIMATES. Management of the Fund has made certain estimates and assumptions relating to the reporting of assets, liabilities, revenues, expenses and contingencies to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

NOTE 2 -- INVESTMENTS

For the year ended December 31, 2000, the cost of purchases and the proceeds from principal repayments and sale of investments in U.S. government securities totaled $1,327,590,060 and $1,000,481,019. The cost of purchases and the proceeds for all other investments excluding short term securities and U.S. government securities totaled $15,359,766 and $365,674,942.

NOTE 3 -- SIGNIFICANT TRANSACTIONS

On April 12, 2000, CNB purchased 10,569,105 shares of the Fund in exchange for cash of $5,000,000, securities and loans with a fair value of $1,046,557,758, and interest receivable of $5,352,742. On April 12, 2000, simultaneous with the prior transaction, CNB's wholly owned affiliate, CN Special Holdings LLC purchased 9,977,391 shares of the Fund in exchange for its 100% ownership in four grantor trusts holding title to pools of loans with a fair value of $997,739,100. On April 21, 2000 CN Special Holdings distributed all of its shares in the Fund to CNB.

NOTE 4 -- DIVIDENDS

The Fund paid the following dividends from net investment income:

     PER SHARE AMOUNT            DECLARATION DATE               RECORD DATE             PAYABLE DATE
          $5.72                     10/6/2000                    10/6/2000               10/06/2000
          $7.00                     1/16/2001                    1/15/2001               1/17/2001

NOTE 5 -- AFFILIATED TRANSACTIONS

The Fund is managed by Heng Chen, an employee of the Fund and CNB. There is no fee charged for the management of the Fund.

The Fund has entered into a Fund Accounting Agreement with CNB whereby CNB will maintain books and records and perform accounting services for the Fund. The fee charged by CNB under this agreement is $10,000 per month.

The Fund has entered into a loan servicing agreement with CNB. The Fund agree to pay CNB a fee of 0.001% a month on the monthly outstanding principal balance of the loans and the grantor trusts.

The Fund has entered into a custodian contract with CNB for asset custodial services. The Fund agreed to pay CNB a fee of 0.003% per year for the first $25,000,000 of securities and 0.0015% per year for securities held in excess of $25,000,000.

Since the initial contribution of assets to the Fund, there have been no additional purchases or sales of securities between the Fund and CNB.

As of December 31, 2000 there was a cash balance of $596,399 held by CNB and accounts payable of $264,584 due to CNB.

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act, the Fund may from time to time purchase shares of common stock of the Fund in the open market, in privately negotiated transactions.

NOTE 6 -- REGULATORY DEVELOPMENTS

In August 2000, the staff of the United States Securities and Exchange Commission (the "Commission") completed an examination of the Fund. Subsequent to the examination, the Commission staff sent a letter to the Fund indicating that the Fund should not be eligible to be registered as an investment company due to the failure to meet certain statutory requirements of the 1940 Act, and requested that the Fund voluntarily de-register. In its response to the Commission staff, the Fund stated that it disagrees with certain factual statements and conclusions of law contained in the staff's findings and set forth the basis for its belief based on advice of counsel, which was included, that the Fund was formed in compliance with regulatory requirements.

In December, the Fund received another letter from the Commission staff similar to the initial letter. The Fund responded January 10, 2001 and reiterated the basis for its beliefs. In addition, management of the Fund has requested an opportunity to meet with the staff of the Commission to further discuss the issues that have been raised. The impact of the outcome of the above regulatory developments has not been reflected in the accompanying financial statements.

                             SCHEDULE OF INVESTMENTS

-------------------------------------------------------------------------------------------------------------
                                                                                    PRINCIPAL
                                                                                      AMOUNT          VALUE
INDUSTRY/BORROWER                            TYPE/YIELD           MATURITY            (000'S)        (000'S)
-------------------------------------------------------------------------------------------------------------
LOANS (13.67%)
CHEMICALS AND ALLIED PRODUCTS (0.18%)
     EXPRESS SCRIPTS INC.                       TERM              03/31/05              3,974          3,952
                                                                                        -----          -----
     TOTAL CHEMICALS AND ALLIED PRODUCTS                                                3,974          3,952

COMMUNICATIONS (1.95%)
     FISHER COMPANIES, INC                      TERM              06/30/07              5,116          5,065
     INSIGHT COMMUNICATIONS                     TERM              01/05/01              4,655          4,574
     INTERNATIONAL MEDIA GROUP                  TERM              06/30/06             12,904         12,775
     UMDA CABLE SYSTEMS, INC.                 REVOLVER            04/30/07             11,842         11,724
     ELEMENT K PRESS, LLC                     REVOLVER            03/31/06              6,681          6,615
                                                                                      -------        -------
     TOTAL COMMUNICATIONS                                                              41,198         40,753

EATING AND DRINKING PLACES (0.14%)
     DOMINO'S PIZZA INC.                        TERM              12/21/04              2,908          2,892
                                                                                        -----          -----
     TOTAL EATING AND DRINKING PLACES                                                   2,908          2,892

ELECTRIC, GAS, AND SANITARY SERVICES (0.16%)
     WASTE CONNECTIONS, INC.                  REVOLVER            05/16/05              3,300          3,267
                                                                                        -----          -----
     TOTAL ELECTRIC, GAS, AND SANITARY SERVICES                                         3,300          3,267

FOOD AND KINDRED PRODUCTS (0.08%)
     DEL MONTE                                REVOLVER            03/31/03                840            828
     DEL MONTE                                  TERM              03/31/03                916            902
                                                                                        -----          -----
     TOTAL FOOD AND KINDRED PRODUCTS                                                    1,756          1,730

HEALTH SERVICES (0.09%)
     CHARLES RIVER LABORATORY                   TERM              09/25/05              1,821          1,799
                                                                                        -----          -----
     TOTAL HEALTH SERVICES                                                              1,821          1,799

HOLDING AND OTHER INVESTMENT OFFICES (0.30%)
     NATIONAL GOLF OPERATING PARTNERSHIP L.P.
                                              REVOLVER            03/29/02              6,550          6,452
                                                                                        -----          -----
     TOTAL HOLDING AND OTHER INVESTMENT OFFICES                                         6,550          6,452

INDUSTRIAL MACHINERY AND EQUIPMENT (0.24%)
     ANTHONY CRANE RENTAL, LP                 REVOLVER            07/22/04              6,882          4,955
                                                                                        -----          -----
     TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT                                           6,882          4,955

PRINTING AND PUBLISHING (0.36%)
     CANON/ABBY/CHEMICAL WEEK                 REVOLVER            10/29/06                448            445
     CANON/ABBY/CHEMICAL WEEK                   TERM              10/29/06              7,200          7,146
                                                                                        -----          -----
     TOTAL PRINTING AND PUBLISHING                                                      7,648          7,591

REAL ESTATE (10.10%)
     5430 GLENDALE, LLC                              8.23%        11/01/06             12,827         13,408
     664 COMPANY                                     6.75%        10/01/08              3,377          3,273
     A J WEST RANCH LLC                             10.50%        01/01/02              1,257          1,257
     AHS TRINITY INC                                10.00%        07/01/02              5,030          5,030
     AHWATUKEE HILLS BUILDERS                       10.50%        01/01/02                850            850
     AIRPORT DISTRIBUTION PARTNERSHIP                9.81%        06/01/01              7,127          7,127
     ARMOUR PROPERTIES CV, LLC                       8.66%        03/01/05              7,843          7,843
     AVCH PARTNERSHIP                                9.50%        11/01/04             10,000         10,000
     BEAUMONT STORAGE PARTNER                        8.93%        01/01/03              2,287          2,351

                             SCHEDULE OF INVESTMENTS

-------------------------------------------------------------------------------------------------------------
                                                                                    PRINCIPAL
                                                                                      AMOUNT          VALUE
INDUSTRY/BORROWER                            TYPE/YIELD           MATURITY            (000'S)        (000'S)
-------------------------------------------------------------------------------------------------------------
     BIXBY LAND COMPANY                              8.75%        12/01/01                500            500
     BIXBY RANCH CO                                  9.39%        04/01/03             25,166         25,166
     BRENTWOOD PLACE LTD                             9.25%        09/01/01             14,273         14,273
     CARSON HOMES LLC                               10.25%        02/01/01              1,126          1,126
     CLAIRMONT PROPERTIES LLC                        8.25%        07/01/09              3,481          3,666
     CORONA VILLAGE LLC                             10.50%        01/01/01              5,459          5,459
     EXTRA SPACE                                    10.75%        01/01/10              4,054          4,054
     FEDERAL STORAGE                                 8.00%        01/01/01              4,700          4,699
     FOX HILLS CANTERBURY CO                         7.68%        08/01/11              7,042          7,293
     HELGA 1999, LLC                                10.50%        02/01/01              1,585          1,585
     IMPERIAL MARKET INVESTOR                        8.50%        12/01/03              3,225          3,328
     IRVINE OFFICE VENTURE                           9.31%        07/01/01              3,381          3,381
     LINCOLN                                        10.25%        12/10/00              3,536          3,536
     MAIN STREET PLAZA INC                           7.37%        01/01/08              5,807          5,833
     MALIBU CROSS CREEK                              8.00%        12/28/08              7,133          7,133
     MARINA COVE LTD                                 7.50%        05/01/14              6,870          6,916
     MASON WAY PARTNERS                             10.75%        06/01/01              1,792          1,792
     MEADOWS SOUTH CO., 11                           7.68%        08/01/11              1,850          1,916
     METROPOLITAN INVESTMENTS                       10.50%        04/01/03              2,850          2,850
     MISSION GROVE PLAZA LP                          7.75%        04/01/04              4,133          4,192
     O B H CORP                                     10.00%        02/01/01              1,131          1,131
     ORANGE VILLA SHOPPING                           9.06%        02/01/01             10,500         10,500
     SANTA ANA INVESTMENTS                           7.87%        06/01/04              5,929          5,998
     SEPULVEDA GROUP, LLC                            8.76%        05/30/07              6,711          6,928
     SHOWPROP DOWNEY, LLC                            7.25%        06/01/14              4,607          4,607
     SLAUSON DISTRIBUTION CTR                        8.93%        02/01/03             18,065         18,065
     WFB INVESTMNT                                   8.05%        01/01/08              3,977          3,977
                                                                                      -------        -------
     TOTAL REAL ESTATE                                                                209,481        211,043

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (0.07%)
     FORMICA CORPORATION                    REVOLVER              05/01/04                333            287
     FORMICA CORPORATION                      TERM                05/01/04              1,266          1,089
                                                                                        -----          -----
     TOTAL RUBBER & MISCELLANEOUS PLASTICS PRODUCTS                                     1,599          1,376

TOTAL LOANS (COST $283,998)                                                        $  287,117      $ 285,810
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL
                                                                                               AMOUNT            VALUE
                                      BORROWER*             YIELD            MATURITY          (000's)           (000's)
------------------------------------------------------------------------------------------------------------------------
CITY NATIONAL TRUST 2000-1

                                                               10.50          09/15/2001              662             662
                                                                9.50          05/15/2002              836             836
                                                               10.00          04/01/2003              417             417
                                                                8.00          04/15/2009            1,440           1,440
                                                                7.99          12/22/2018              456             456
                                                                8.25          05/21/2024              809             809
                                                                8.25          10/01/2016              853             853
                                                               11.25          08/01/2001              398             398
                                                                8.00          09/01/2009            3,069           3,069
                                                                8.25          04/01/2018            1,223           1,223
                                                                8.88          03/26/2019              411             411
                                                               10.25          12/01/2000            1,894           1,894
                                                                8.69          01/01/2004            2,148           2,148
                                                               10.50          11/01/2004              508             508
                                                               10.25          12/01/2000              360             360
                                                               10.25          12/01/2000              514             514
                                                                9.69          11/01/2000            1,390           1,390
                                                                8.75          07/14/2024              343             343
                                                               10.50          05/01/2001              996             996
                                                                8.00          07/21/2004            1,799           1,799
                                                                7.69          03/04/2014              443             443
                                                               11.00          03/01/2002              258             258
                                                                8.75          09/01/2017              233             233
                                                                8.50          11/01/2008              249             249
                                                                8.75          02/01/2004            2,157           2,157
                                                               11.00          01/01/2002              864             864
                                                               10.00          12/01/2001            1,550           1,550
                                                                8.25          04/01/2014              612             612
                                                                6.50          06/01/2002            1,500           1,500
                                                                7.75          01/01/2009            2,476           2,476
                                                                9.74          06/01/2023              307             307
                                                                9.74          06/01/2023              374             374
                                                                7.50          08/15/2009            1,159           1,159
                                                                8.00          06/15/2009            1,289           1,289
                                                               11.00          08/01/2004              457             457
                                                                7.75          11/19/2008              679             679
                                                               10.00          03/01/2002            1,444           1,444
                                                               10.00          06/01/2001            1,250           1,250
                                                                7.95          11/18/2018              511             511
                                                                7.95          11/18/2018            1,369           1,369
                                                                7.75          03/10/2014              455             455
                                                                7.77          05/20/2014              321             321
                                                                8.25          04/01/2009            1,777           1,777
                                                                8.25          05/15/2014              478             478
                                                                7.37          01/01/2020            3,718           3,718
                                                                8.25          03/27/2018            1,297           1,297
                                                                7.98          04/01/2018              352             352

* [Confidential Information - omitted and filed separately with the Securities and Exchange Commission]

---------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL
                                                                                                 AMOUNT            VALUE
                                      BORROWER*             YIELD            MATURITY            (000's)           (000's)
---------------------------------------------------------------------------------------------------------------------------
                                                               10.50          06/01/2001              476             476
                                                               10.25          03/15/2001              361             361
                                                                9.25          05/01/2018              512             512
                                                                8.75          01/12/2009              671             671
                                                                8.75          10/01/2019            1,189           1,189
                                                               10.00          02/15/2001              413             413
                                                               12.00          09/22/2002              369             369
                                                                6.13          10/01/2001            1,000           1,000
                                                                9.00          08/09/2014              428             428
                                                                8.75          07/23/2012              422             422
                                                                9.00          09/15/2008              257             257
                                                                7.70          10/01/2004            2,661           2,661
                                                               11.50          05/15/2001              455             455
                                                                9.50          05/01/2017              440             440
                                                               16.50          03/15/2001            1,822           1,822
                                                                9.00          11/01/2010              648             648
                                                                9.74          12/03/2014              507             507
                                                                8.25          08/25/2009              255             255
                                                                9.50          08/01/2023            2,026           2,026
                                                               10.25          04/01/2001            1,095           1,095
                                                                7.75          09/07/2009            1,003           1,003
                                                                8.00          06/15/2008            2,219           2,219
                                                                9.59          09/01/2006              536             536
                                                                8.13          12/14/2013            1,401           1,401
                                                                8.25          07/10/2013              578             578
                                                               10.00          06/01/2001              623             623
                                                                8.50          01/01/2014              276             276
                                                                9.50          12/16/2013              437             437
                                                                8.13          04/01/2014              689             689
                                                                8.20          02/01/2007            3,937           3,937
                                                                9.00          11/01/2008              292             292
                                                                9.49          10/20/2022              301             301
                                                                7.50          11/18/2028              499             499
                                                                8.75          08/25/2009              393             393
                                                                8.50          11/20/2023              292             292
                                                                7.49          07/12/2014            2,412           2,412
                                                                9.50          04/03/2008              302             302
                                                                8.75          03/15/2001              262             262
                                                               10.50          01/02/2001            4,000           4,000
                                                               10.00          03/01/2001              785             785
                                                                9.40          04/01/2006              363             363
                                                                8.38          09/01/2014              753             753
                                                                8.00          06/15/2013            2,736           2,736
                                                                8.25          06/08/2009              966             966
                                                                9.75          08/01/2001              799             799
                                                                6.75          02/18/2014            1,107           1,107
                                                                9.00          11/05/2016              708             708
                                                                9.00          08/01/2009            1,774           1,774


* [Confidential Information - omitted and filed separately with the Securities and Exchange Commission]

---------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL
                                                                                                 AMOUNT            VALUE
                                      BORROWER*             YIELD            MATURITY            (000's)           (000's)
---------------------------------------------------------------------------------------------------------------------------
                                                                9.08          10/01/2014            1,400           1,400
                                                                7.95          08/01/2023            1,833           1,833
                                                                8.50          09/15/2010            1,350           1,350
                                                               10.38          05/01/2001            1,870           1,870
                                                                8.75          06/03/2001            2,395           2,395
                                                                6.50          04/20/2001              750             750
                                                                8.43          05/01/2008              294             294
                                                                6.75          05/01/2014              702             702
                                                                8.75          09/14/2024              371             371
                                                                8.75          09/14/2024            2,205           2,205
                                                                8.40          08/01/2007              588             588
                                                                8.28          07/10/2006              275             275
                                                                8.00          01/01/2004              703             703
                                                                9.50          12/01/2009            1,225           1,225
                                                                8.25          08/25/2009            1,385           1,385
                                                               10.50          04/01/2001              899             899
                                                                7.87          07/01/2014              635             635
                                                                9.00          07/14/2014              324             324
                                                                9.00          08/20/2012              527             527
                                                                7.86          03/31/2003              294             294
                                                                9.50          11/16/2000              536             536
                                                                9.00          10/07/2013              853             853
                                                                9.50          05/15/2001            1,357           1,357
                                                                8.63          02/01/2016              269             269
                                                               11.00          03/01/2003              662             662
                                                                9.88          07/01/2005            2,779           2,779
                                                                9.50          07/01/2002            3,206           3,206
                                                                9.50          09/12/2009              291             291
                                                                9.50          05/15/2023              518             518
                                                                7.75          06/01/2001              405             405
                                                                8.34          12/01/2012              414             414
                                                               11.50          01/31/2001              542             542
                                                                8.50          05/21/2018            1,134           1,134
                                                                9.00          06/01/2006              360             360
                                                                8.00          06/15/2024              831             831
                                                               10.00          07/05/2006            1,135           1,135
                                                                7.95          10/06/2013              242             242
                                                                8.62          10/15/2015              273             273
                                                                8.90          06/01/2008            1,887           1,887
                                                                8.75          08/15/2019              900             900
                                                                9.25          11/01/2005            2,101           2,101
                                                                8.75          07/15/2024              656             656
                                                                7.30          04/01/2008            2,492           2,492
                                                                8.25          06/21/2014              873             873
                                                                6.88          04/01/2006              770             770
                                                                7.25          04/09/2013              390             390
                                                                9.94          08/01/2002            1,399           1,399
                                                                8.00          07/01/2014            1,919           1,919

* [Confidential Information - omitted and filed separately with the Securities and Exchange Commission]

---------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL
                                                                                                 AMOUNT            VALUE
                                      BORROWER*             YIELD            MATURITY            (000's)           (000's)
---------------------------------------------------------------------------------------------------------------------------
                                                                7.50          09/27/2014              371             371
                                                                9.25          01/01/2010            1,292           1,292
                                                                8.50          09/20/2013              822             822
                                                                8.75          01/08/2019              414             414
                                                                9.31          01/01/2001              850             850
                                                                8.25          11/01/2023            1,845           1,845
                                                                9.50          07/09/2013              393             393
                                                                9.75          03/01/2001            3,806           3,806
                                                               10.00          09/01/2006              636             636
                                                                8.75          11/01/2004            2,039           2,039
                                                                9.50          06/24/2002            1,123           1,123
                                                                9.75          04/01/2001            2,400           2,400
                                                                8.54          03/01/2005              875             875
                                                               10.00          08/30/2006              377             377
                                                                8.00          04/13/2013              255             255
                                                                8.50          06/23/2013              470             470
                                                                8.13          02/28/2016              457             457
                                                                9.50          05/26/2013              318             318
                                                                9.75          09/01/2001              633             633
                                                               10.50          02/01/2001              710             710
                                                                9.01          10/01/2003              585             585
                                                                8.75          04/01/2018            1,474           1,474
                                                                8.00          08/01/2009              528             528
                                                                8.75          10/01/2016              362             362
                                                                8.31          07/20/2004            4,416           4,416
                                                                7.95          07/23/2006              554             554
                                                               11.50          04/01/2003              280             280
                                                                9.00          12/03/2003              272             272
                                                                8.50          09/01/2007              260             260
                                                                8.50          06/20/2007              389             389
                                                                8.50          09/01/2007              561             561
                                                                8.00          08/11/2019              761             761
                                                               10.50          02/15/2002              593             593
                                                                8.75          04/20/2024              377             377
                                                                8.25          08/12/2024              763             763
                                                                7.75          04/21/2014            2,995           2,995
                                                                9.50          05/01/2001            6,738           6,738
                                                               11.50          05/01/2001              535             535
                                                                8.00          05/01/2007              303             303
                                                                8.00          09/29/2009            2,276           2,276
                                                               11.50          09/01/2004            1,461           1,461
                                                               10.25          10/01/2001              307             307
                                                               10.25          10/01/2001              401             401
                                                               10.25          10/01/2001              563             563
                                                                7.50          01/01/2001              994             994
                                                                8.25          07/01/2019              918             918
                                                                9.00          01/01/2021              517             517
                                                                7.50          07/01/2006            1,234           1,234


* [Confidential Information - omitted and filed separately with the Securities and Exchange Commission]

---------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL
                                                                                                 AMOUNT            VALUE
                                      BORROWER*             YIELD            MATURITY            (000's)           (000's)
---------------------------------------------------------------------------------------------------------------------------
                                                               11.00          02/01/2010              387             387
                                                               11.50          02/02/2013              373             373
                                                               10.00          09/15/2001              400             400
                                                               10.50          11/01/2000              300             300
                                                               10.50          10/01/2002              598             598
                                                                8.25          07/01/2014              283             283
                                                               10.50          07/04/2001              205             205
                                                                8.75          07/01/2006              643             643
                                                                8.75          08/01/2014              955             955
                                                                9.01          03/01/2007            1,406           1,406
                                                                8.81          08/01/2002            1,499           1,499
                                                                9.31          01/01/2001              439             439
                                                                8.69          08/01/2003            1,494           1,494
                                                                8.25          09/03/2009              406             406
                                                                7.95          07/28/2019            1,331           1,331
                                                                9.00          01/10/2025              550             550
                                                               10.50          04/01/2007              307             307
                                                               10.00          03/01/2001              840             840
                                                               10.50          01/01/2015              370             370
                                                                7.48          08/03/2014            1,617           1,617
                                                                8.95          08/15/2019              317             317
                                                                8.75          08/15/2019            1,273           1,273
                                                                9.50          12/31/2000              446             446
                                                               11.00          07/01/2001              304             304
                                                                8.75          07/14/2008            1,780           1,780
                                                               10.00          08/01/2006              926             926
                                                                8.40          01/15/2010              394             394
                                                                7.25          10/24/2005            1,421           1,421
                                                                8.25          06/22/2019              966             966
                                                                                         ----------------  --------------
CITY NATIONAL TRUST 2000-1 (10.41%) (COST $217,507)                                               217,507         217,507
------------------------------------------------------------------------------------------------------------------------

CITY NATIONAL TRUST 2000-2

                                                                7.75          07/01/2013            1,139           1,162
                                                                7.75          12/01/2008            4,846           4,961
                                                                7.96          09/01/2013            1,391           1,430
                                                                7.75          05/01/2009              593             607
                                                                8.50          03/01/2010              722             770
                                                                8.74          07/01/2004            2,863           2,994
                                                                7.70          03/01/2013            2,291           2,329
                                                                8.11          11/01/2014              608             632
                                                                8.25          02/01/2004              791             804
                                                                9.65          06/01/2006              501             533
                                                                8.52          11/01/2009              617             654
                                                                8.25          08/01/2013              634             662
                                                                7.66          12/15/2002            1,537           1,543
                                                                9.02          07/01/2011              997           1,074
                                                                9.00          10/01/2001              546             550
                                                                9.00          10/01/2001              758             765
                                                                9.00          06/01/2002              797             812


* [Confidential Information - omitted and filed separately with the Securities and Exchange Commission]

---------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL
                                                                                                 AMOUNT            VALUE
                                      BORROWER*             YIELD            MATURITY            (000's)           (000's)
---------------------------------------------------------------------------------------------------------------------------
                                                                8.09          01/31/2013              524             542
                                                                7.88          05/01/2013            2,121           2,177
                                                                9.14          04/01/2015              919           1,011
                                                                9.00          01/01/2007              699             734
                                                                7.75          02/01/2014              933             951
                                                                7.50          04/01/2014              590             592
                                                                7.50          02/01/2009              773             780
                                                                8.90          08/01/2009            1,272           1,389
                                                                8.00          06/20/2009              765             781
                                                                7.84          01/01/2009            1,636           1,681
                                                                8.91          02/01/2015            2,917           3,171
                                                                7.40          12/15/2008              717             719
                                                                7.98          04/01/2008            1,406           1,454
                                                                8.16          06/01/2003              560             570
                                                               10.25          03/31/2002              984           1,015
                                                                6.52          03/01/2009            4,058           3,873
                                                                7.93          09/01/2008              751             765
                                                                7.75          08/01/2014              707             721
                                                                8.57          11/15/2011            1,890           1,986
                                                                8.15          06/15/2013              876             910
                                                                8.25          05/15/2006              721             752
                                                                8.50          12/01/2005              549             577
                                                                7.40          07/01/2013            1,199           1,201
                                                                7.93          06/01/2013              611             627
                                                                8.17          11/01/2014              588             612
                                                                8.25          03/01/2014            1,030           1,080
                                                               10.50          03/24/2002              557             576
                                                                6.52          03/01/2014            3,046           2,902
                                                                7.50          02/01/2006              697             705
                                                                8.42          06/01/2008            3,301           3,488
                                                                7.70          11/01/2001            1,827           1,823
                                                                8.50          04/01/2015           11,684          12,422
                                                                8.04          07/01/2009            3,444           3,584
                                                                9.00          12/01/2015              661             715
                                                                7.92          06/01/2009            1,387           1,418
                                                                8.31          04/01/2003            1,347           1,368
                                                                7.30          06/01/2014            6,245           6,195
                                                                8.00          04/01/2003            1,448           1,467
                                                                7.41          05/01/2013            2,558           2,562
                                                                7.50          03/01/2009           11,969          11,999
                                                                9.25          06/28/2003            1,607           1,677
                                                                8.00          05/01/2014              591             610
                                                                7.75          12/01/2008              607             621
                                                                7.80          10/01/2004              807             822
                                                                7.10          07/01/2005            2,311           2,303
                                                                7.75          07/01/2014              588             598
                                                                7.50          01/01/2009            1,092           1,103
                                                                9.75          08/15/2001              757             764


* [Confidential Information - omitted and filed separately with the Securities and Exchange Commission]

---------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL
                                                                                                 AMOUNT            VALUE
                                      BORROWER*             YIELD            MATURITY            (000's)           (000's)
---------------------------------------------------------------------------------------------------------------------------
                                                                9.35          02/01/2015            1,458           1,627
                                                                8.13          08/01/2014            3,096           3,222
                                                                7.50          03/05/2014              632             635
                                                                7.75          05/01/2014            1,372           1,396
                                                                7.50          08/01/2014            1,567           1,574
                                                                7.63          03/01/2014              559             566
                                                                7.63          03/01/2014              559             566
                                                                8.50          06/01/2013            1,678           1,774
                                                                8.50          05/01/2009            1,979           2,035
                                                                7.77          03/01/2008            2,535           2,603
                                                                7.83          08/15/2009            1,268           1,304
                                                                7.83          08/15/2009            1,581           1,626
                                                                7.83          08/15/2009            1,639           1,685
                                                                7.75          09/01/2005              928             950
                                                                7.95          01/21/2014              570             587
                                                                7.70          03/01/2013              735             746
                                                                7.06          12/01/2008              510             506
                                                                9.53          02/01/2015            2,656           3,069
                                                                7.90          06/01/2013            1,524           1,564
                                                                8.54          09/01/2014            1,067           1,135
                                                                7.75          02/01/2014              646             658
                                                                8.75          03/15/2001            1,385           1,387
                                                                8.75          03/15/2001            1,597           1,599
                                                                7.75          12/01/2013            1,472           1,498
                                                                8.78          01/01/2003              534             548
                                                                9.75          09/15/2006              608             676
                                                                7.50          10/01/2013            1,107           1,113
                                                                9.75          09/01/2000            1,296           1,298
                                                                7.82          06/01/2008              632             648
                                                                8.20          11/01/2014            1,923           2,009
                                                                8.67          07/30/2003              391             399
                                                                7.75          02/13/2006              575             582
                                                                9.20          12/19/2022              645             729
                                                                7.75          05/01/2014            1,197           1,218
                                                                8.95          06/01/2004              664             692
                                                                8.91          03/15/2002            1,072           1,087
                                                                8.47          11/01/2014            1,424           1,514
                                                                8.25          02/01/2013              645             673
                                                                7.95          06/01/2013            1,042           1,074
                                                                7.75          10/10/2008            1,359           1,391
                                                                7.75          04/01/2014              555             566
                                                                7.75          04/01/2014              900             915
                                                                8.70          03/01/2015              847             912
                                                                8.36          07/01/2014              620             654
                                                                7.82          10/01/2012            3,332           3,402
                                                                8.92          01/01/2010              580             635
                                                                8.75          06/10/2012              949           1,014
                                                                9.00          04/24/2001              548             549


* [Confidential Information - omitted and filed separately with the Securities and Exchange Commission]

---------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL
                                                                                                 AMOUNT            VALUE
                                      BORROWER*             YIELD            MATURITY            (000's)           (000's)
---------------------------------------------------------------------------------------------------------------------------
                                                                7.75          03/01/2009              919             930
                                                                9.63          09/01/2003              681             718
                                                                7.75          04/01/2014              748             761
                                                                7.75          08/01/2004              980             996
                                                                7.75          02/01/2009              632             647
                                                                8.00          04/01/2009              734             762
                                                                7.64          06/01/2014            2,698           2,727
                                                                8.25          07/21/2014            1,255           1,314
                                                                6.69          10/01/2013              682             656
                                                                7.61          07/01/2008              895             909
                                                                7.82          01/01/2013            1,431           1,448
                                                                8.78          03/01/2001              948             949
                                                                7.98          07/01/2014              531             548
                                                                8.38          07/01/2007            1,571           1,656
                                                                8.65          09/30/2001            1,002           1,008
                                                                8.60          10/01/2009              840             900
                                                                7.95          06/01/2008              682             704
                                                                7.95          06/01/2008            5,420           5,599
                                                                7.93          02/01/2008              942             971
                                                                8.13          09/01/2014            1,016           1,058
                                                                8.88          03/01/2025              543             542
                                                                7.66          09/01/2013              568             567
                                                                8.50          05/19/2013              621             657
                                                                9.25          03/01/2001              820             822
                                                                8.16          04/01/2010            7,745           8,135
                                                                7.75          08/12/2009            2,577           2,626
                                                                7.50          04/01/2009              573             578
                                                                9.75          07/01/2002              855             878
                                                                8.20          08/01/2004              688             709
                                                               10.00          07/21/2007            2,504           2,842
                                                                8.29          01/01/2015            2,477           2,603
                                                                7.27          02/01/2014            1,441           1,429
                                                                7.25          06/01/2009              681             677
                                                                9.00          12/01/2011            1,273           1,374
                                                                8.75          09/01/2003            1,353           1,397
                                                                8.75          05/01/2004            1,029           1,074
                                                                8.95          01/31/2001              557             557
                                                                7.42          01/27/2003              854             856
                                                                7.98          05/01/2007              814             831
                                                                8.53          11/01/2009            1,501           1,605
                                                                8.75          07/24/2006            1,172           1,247
                                                                8.55          12/01/2009              924             986
                                                                7.75          05/01/2009              691             707
                                                                7.98          05/01/2013            1,560           1,606
                                                                9.74          05/07/2023              668             785
                                                                8.90          08/01/2014              523             569
                                                                7.56          05/01/2002            3,470           3,469
                                                                7.56          03/01/2005            2,604           2,637


* [Confidential Information - omitted and filed separately with the Securities and Exchange Commission]

---------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL
                                                                                                 AMOUNT            VALUE
                                      BORROWER*             YIELD            MATURITY            (000's)           (000's)
---------------------------------------------------------------------------------------------------------------------------
                                                                8.02          06/01/2009            1,281           1,325
                                                                8.90          05/01/2007              520             544
                                                                7.39          08/01/2008            1,204           1,209
                                                                7.75          12/01/2013              644             656
                                                                8.78          10/20/2014              586             633
                                                                7.45          08/01/2013            1,448           1,453
                                                                9.00          06/15/2003            1,560           1,614
                                                                7.66          07/01/2014            1,932           1,962
                                                                8.50          06/01/2013              669             708
                                                                8.00          12/30/2008              521             491
                                                                8.30          02/01/2015              521             548
                                                                7.75          02/01/2014            1,670           1,700
                                                                7.75          12/01/2003              479             482
                                                                8.25          08/01/2013            1,166           1,216
                                                                6.88          11/01/2013              637             618
                                                                8.71          12/01/2014              818             866
                                                                7.90          05/01/2004            1,596           1,626
                                                                9.29          06/01/2007              655             711
                                                                6.64          01/01/2014            1,737           1,664
                                                                8.33          11/01/2014            2,297           2,421
                                                                9.25          07/01/2013              905             993
                                                                8.26          09/01/2009              513             531
                                                                8.25          12/01/2009            1,145           1,186
                                                                7.90          04/01/2009            1,408           1,454
                                                                8.86          08/31/2002              532             543
                                                                9.25          09/01/2003              637             663
                                                                8.70          07/24/2007              944           1,011
                                                                7.75          03/01/2009            1,022           1,046
                                                                8.68          01/01/2010              645             679
                                                                8.75          07/07/2016              683             741
                                                                9.00          01/10/2012              817             915
                                                                8.44          04/01/2013            1,126           1,188
                                                                7.83          01/01/2008            1,695           1,743
                                                                8.23          07/01/2013            1,298           1,353
                                                                9.41          10/01/2002              602             618
                                                                8.28          09/01/2002              881             889
                                                                7.66          05/01/2013            1,087           1,100
                                                                7.56          04/01/2002            1,000           1,000
                                                                8.50          11/01/2014              970           1,032
                                                                8.25          10/01/2014            2,178           2,281
                                                                8.30          02/01/2007            2,474           2,597
                                                                7.25          10/01/2008              655             651
                                                                8.35          09/01/2014            1,430           1,507
                                                                7.75          07/01/2014            1,512           1,539
                                                                7.50          09/30/2014            3,337           3,350
                                                                8.00          09/01/2006              531             544
                                                                7.75          05/01/2009            1,446           1,478
                                                                7.96          06/01/2013              524             539


* [Confidential Information - omitted and filed separately with the Securities and Exchange Commission]

---------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL
                                                                                                 AMOUNT            VALUE
                                      BORROWER*             YIELD            MATURITY            (000's)           (000's)
---------------------------------------------------------------------------------------------------------------------------
                                                                8.58          07/01/2006            1,869           1,974
                                                                8.25          10/05/2009              903             963
                                                                9.25          04/03/2001            1,035           1,038
                                                                8.75          06/01/2013              546             585
                                                                8.70          03/31/2006            1,545           1,635
                                                                7.45          09/01/2003            1,644           1,650
                                                                7.75          07/01/2013            1,541           1,567
                                                                8.25          07/22/2013              794             827
                                                                7.88          07/01/2014              568             584
                                                                7.65          06/01/2014              637             645
                                                                8.34          02/01/2007            5,923           6,224
                                                                7.50          03/01/2009              610             615
                                                                7.91          05/01/2014            2,033           2,093
                                                                8.50          05/01/2013              672             710
                                                                7.43          06/01/2009            4,927           4,949
                                                               10.00          09/01/2004            1,549           1,683
                                                                8.40          01/15/2010              788             838
                                                                7.75          04/01/2014              561             571
                                                                8.78          11/01/2000            8,609           8,613
                                                                7.62          10/01/2007            5,534           5,632
                                                                9.00          08/21/2011            1,472           1,581
                                                                9.25          10/15/2023            1,008           1,146
                                                                9.00          02/01/2008              984           1,068
                                                                7.50          02/01/2014            1,081           1,088
                                                                8.00          10/05/2000              889             889
                                                                9.10          03/01/2010            2,225           2,464
                                                                7.29          10/01/2013            1,222           1,215
                                                                7.90          09/01/2013              731             752
                                                                7.75          01/01/2009            1,006           1,030
                                                                9.59          11/01/2004              687             740
                                                                9.00          06/01/2001              993             997
                                                                7.25          10/24/2005              600             602
                                                                7.36          05/01/2013            1,941           1,934
                                                                7.90          08/01/2013            2,874           2,948
                                                                9.75          02/10/2003            1,893           1,979
                                                                                         ----------------  --------------
CITY NATIONAL TRUST 2000-2 (17.16%) (COST $344,262)                                               347,941         358,758
------------------------------------------------------------------------------------------------------------------------

CITY NATIONAL TRUST 2000-3
                                                                6.88          01/01/2029            1,910           1,863
                                                                7.63          07/01/2035              390             389
                                                                6.50          09/01/2029              446             433
                                                                7.50          05/01/2028              811             818
                                                                7.38          11/01/2029              949             955
                                                                6.88          01/01/2028              644             633
                                                                7.38          01/01/2015              579             582
                                                                7.88          07/01/2025              731             731
                                                                6.50          08/01/2028            1,167           1,116
                                                                7.25          08/01/2026              446             446
                                                                6.38          03/01/2029              441             425


* [Confidential Information - omitted and filed separately with the Securities and Exchange Commission]

---------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL
                                                                                                 AMOUNT            VALUE
                                      BORROWER*             YIELD            MATURITY            (000's)           (000's)
---------------------------------------------------------------------------------------------------------------------------
                                                                6.88          04/01/2029            1,763           1,731
                                                                7.88          11/01/2027              282             284
                                                                7.13          09/01/2029              444             440
                                                                7.38          07/01/2028              654             650
                                                                8.13          09/01/2025              275             277
                                                                6.50          10/01/2028              753             719
                                                                7.50          10/01/2026            1,052           1,052
                                                                7.13          08/01/2029            1,443           1,429
                                                                7.60          07/01/2025              374             373
                                                                7.50          09/01/2025              592             590
                                                                6.88          07/01/2029              325             317
                                                                7.50          04/01/2026              358             357
                                                                8.00          02/01/2030              448             451
                                                                6.50          12/01/2026              624             624
                                                                7.50          05/01/2026              314             313
                                                                6.63          11/01/2028              273             263
                                                                6.88          05/01/2029              625             614
                                                                7.75          05/01/2028              605             607
                                                                7.25          09/01/2025              329             329
                                                                6.25          11/01/2028              512             496
                                                                7.75          11/01/2025              435             436
                                                                6.38          12/01/2028              842             798
                                                                8.00          06/01/2027              298             300
                                                                7.13          05/01/2027              623             623
                                                                8.00          02/01/2030              504             528
                                                                6.50          04/01/2029              485             463
                                                                7.00          09/01/2026            1,811           1,811
                                                                6.75          01/01/2029              290             281
                                                                7.25          02/01/2027            1,056           1,056
                                                                6.50          03/01/2029            1,078           1,028
                                                                6.75          04/01/2029              555             542
                                                                6.75          05/01/2029            1,081           1,047
                                                                7.63          06/01/2026              953             953
                                                                7.25          05/01/2028            1,158           1,153
                                                                7.88          02/01/2030              643             668
                                                                6.25          07/01/2029              271             255
                                                                7.50          10/01/2026              368             368
                                                                7.50          02/01/2028              404             403
                                                                7.25          08/01/2025              732             732
                                                                7.50          02/01/2026              493             491
                                                                6.88          06/01/2028              714             697
                                                                7.63          09/01/2029              585             585
                                                                7.50          06/01/2025              345             345
                                                                6.38          03/01/2029              525             497
                                                                7.63          09/01/2029              415             415
                                                                7.38          07/01/2025              267             266
                                                                7.63          11/01/2025              302             302
                                                                6.88          03/01/2026              866             866


* [Confidential Information - omitted and filed separately with the Securities and Exchange Commission]

---------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL
                                                                                                 AMOUNT            VALUE
                                      BORROWER*             YIELD            MATURITY            (000's)           (000's)
---------------------------------------------------------------------------------------------------------------------------
                                                                7.63          09/01/2025              536             536
                                                                7.25          05/01/2028              316             315
                                                                7.63          09/01/2029            1,700           1,701
                                                                7.35          08/01/2025              292             290
                                                                7.00          09/01/2029              987             970
                                                                6.63          02/01/2029              569             547
                                                                6.63          08/01/2029              394             384
                                                                7.63          01/01/2030              446             446
                                                                8.50          06/01/2025              573             580
                                                                7.63          01/01/2030              603             616
                                                                7.00          08/01/2029            1,208           1,192
                                                                7.63          09/01/2025              261             261
                                                                7.00          07/01/2029              522             515
                                                                7.38          10/01/2027              324             322
                                                                7.00          03/01/2028              469             462
                                                                6.25          11/01/2028              491             463
                                                                7.00          06/01/2028              584             574
                                                                6.75          09/01/2028              336             326
                                                                7.63          09/01/2029              313             313
                                                                7.38          12/01/2027              359             357
                                                                7.75          01/01/2027              800             803
                                                                7.60          07/01/2025              625             624
                                                                7.88          07/01/2027              270             271
                                                                6.75          07/01/2029              630             610
                                                                9.00          08/01/2025              281             281
                                                                5.88          04/01/2029              493             485
                                                                7.75          05/01/2027              361             362
                                                                6.25          11/01/2028              691             651
                                                                6.75          08/01/2028              482             472
                                                                8.00          07/01/2027              593             597
                                                                7.38          02/01/2028              311             309
                                                                7.38          03/01/2028              632             628
                                                                6.38          03/01/2029              589             568
                                                                7.38          10/01/2029            1,088           1,089
                                                                6.50          04/01/2029              441             427
                                                                6.88          05/01/2028              952             936
                                                                7.38          01/01/2027              445             442
                                                                8.00          11/01/2026              291             293
                                                                7.38          03/01/2026              288             287
                                                                7.13          06/01/2029              343             340
                                                                7.25          05/01/2027              625             625
                                                                6.50          03/01/2029              549             534
                                                                7.48          07/01/2025              268             267
                                                                7.00          04/01/2027              334             334
                                                                7.63          10/01/2029            1,108           1,109
                                                                6.75          04/01/2029              597             578
                                                                6.88          04/01/2028              294             287
                                                                6.00          03/01/2029              636             588

* [Confidential Information - omitted and filed separately with the Securities and Exchange Commission]

---------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL
                                                                                                 AMOUNT            VALUE
                                      BORROWER*             YIELD            MATURITY            (000's)           (000's)
---------------------------------------------------------------------------------------------------------------------------
                                                                7.25          05/01/2027              681             681
                                                                7.38          08/01/2027              339             339
                                                                8.38          07/01/2026              480             486
                                                                7.13          12/01/2026              698             698
                                                                7.38          09/01/2028              489             486
                                                                7.13          09/01/2028              553             546
                                                                6.88          05/01/2029              721             703
                                                                6.25          12/01/2028              293             284
                                                                7.38          06/01/2028              343             341
                                                                7.50          02/01/2030              479             479
                                                                6.13          03/01/2029              434             415
                                                                7.63          03/01/2026              342             342
                                                                6.38          01/01/2029              430             408
                                                                6.00          05/01/2029              335             318
                                                                6.75          03/01/2028              310             304
                                                                7.50          02/01/2030              574             572
                                                                7.88          09/01/2025              511             511
                                                                7.38          01/01/2026              272             271
                                                                5.88          01/01/2029              293             281
                                                                7.63          11/01/2025              284             284
                                                                7.75          08/01/2027              329             329
                                                                7.50          05/01/2027              911             911
                                                                7.25          12/01/2027            1,933           1,911
                                                                8.25          01/01/2030              259             262
                                                                7.13          09/01/2027              328             328
                                                                7.38          09/01/2029              988             982
                                                                6.63          08/01/2028            1,022           1,000
                                                                7.38          10/01/2027              624             620
                                                                7.38          09/01/2025              377             377
                                                                7.88          03/01/2030              795             814
                                                                7.50          03/01/2026              285             284
                                                                7.50          01/01/2027              897             897
                                                                7.63          10/01/2028              543             543
                                                                7.50          10/01/2028              610             608
                                                                7.63          10/01/2029              267             267
                                                                7.13          01/01/2027              292             292
                                                                8.00          09/01/2029              495             498
                                                                7.50          10/01/2025              528             526
                                                                7.00          04/01/2029              307             302
                                                                8.88          03/01/2027              649             652
                                                                7.50          11/01/2025            1,072           1,072
                                                                7.38          03/01/2030              894             889
                                                                7.38          03/01/2029              267             265
                                                                7.13          11/01/2029              265             261
                                                                7.50          05/01/2026              375             374
                                                                7.38          07/01/2028              312             310
                                                                7.00          05/01/2026            1,040           1,040
                                                                6.63          01/01/2029              881             847


* [Confidential Information - omitted and filed separately with the Securities and Exchange Commission]

---------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL
                                                                                                 AMOUNT            VALUE
                                      BORROWER*             YIELD            MATURITY            (000's)           (000's)
---------------------------------------------------------------------------------------------------------------------------
                                                                8.13          01/01/2030              754             760
                                                                8.25          08/01/2027              299             300
                                                                8.13          02/01/2030              669             675
                                                                7.63          04/02/2029              258             258
                                                                6.50          11/01/2028              413             394
                                                                7.38          02/01/2030              315             316
                                                                7.63          12/01/2014              674             680
                                                                9.25          07/01/2025              301             299
                                                                7.25          11/01/2029              634             632
                                                                6.75          05/01/2027              479             479
                                                                7.38          09/01/2027              377             375
                                                                6.50          11/01/2028              468             447
                                                                7.50          07/01/2026              286             286
                                                                7.50          09/01/2027              337             335
                                                                6.69          05/01/2029              786             758
                                                                7.63          09/01/2029              482             482
                                                                7.50          08/01/2025              283             282
                                                                7.13          09/01/2026              781             781
                                                                7.75          04/01/2028              293             294
                                                                6.75          04/01/2029              393             384
                                                                6.88          07/01/2028              974             956
                                                                7.31          01/01/2028            1,819           1,809
                                                                7.50          05/01/2026              475             474
                                                                6.88          03/01/2028              401             394
                                                                7.50          07/01/2029              318             317
                                                                7.75          01/01/2027              379             380
                                                                7.25          10/01/2027              252             250
                                                                7.38          01/01/2028              272             270
                                                                7.63          05/01/2027              762             761
                                                                7.00          07/01/2029              296             291
                                                                7.63          11/01/2029              470             470
                                                                8.00          09/01/2025              258             259
                                                                7.50          09/01/2026              669             669
                                                                7.63          09/01/2027              276             276
                                                                7.38          12/01/2027              436             434
                                                                8.25          03/01/2030              695             704
                                                                6.88          07/01/2029              977             959
                                                                8.00          09/01/2029            2,054           2,143
                                                                7.75          12/01/2029              374             375
                                                                7.88          09/01/2029              643             646
                                                                6.75          05/01/2028              381             369
                                                                6.63          01/01/2029              694             678
                                                                9.13          09/01/2025              387             387
                                                                7.19          07/01/2028            1,253           1,244
                                                                6.38          05/01/2029              854             828
                                                                8.00          04/01/2030              429             432
                                                                7.75          01/01/2030              584             586
                                                                6.50          05/01/2029              319             304


* [Confidential Information - omitted and filed separately with the Securities and Exchange Commission]

---------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL
                                                                                                 AMOUNT            VALUE
                                      BORROWER*             YIELD            MATURITY            (000's)           (000's)
---------------------------------------------------------------------------------------------------------------------------
                                                                7.50          12/01/2025              756             753
                                                                6.38          06/01/2029              409             387
                                                                6.25          12/01/2028              634             597
                                                                7.63          04/01/2027              385             385
                                                                6.50          02/01/2029              343             327
                                                                7.00          12/01/2029            1,020           1,004
                                                                7.13          02/01/2027              931             931
                                                                7.50          01/01/2028              607             605
                                                                7.50          10/01/2029              518             525
                                                                7.50          09/01/2029              729             726
                                                                7.50          09/01/2029              537             535
                                                                7.88          06/01/2026              478             480
                                                                7.63          09/01/2027              412             412
                                                                7.38          08/01/2028              488             486
                                                                7.88          12/01/2029              401             410
                                                                7.25          09/01/2029              642             641
                                                                7.38          01/01/2027              164             164
                                                                6.50          07/01/2029              375             362
                                                                7.25          06/01/2028              791             783
                                                                7.75          02/01/2030              773             776
                                                                7.25          12/01/2027              759             756
                                                                7.50          09/01/2029              593             591
                                                                7.25          09/01/2026              286             286
                                                                6.88          02/01/2027              479             479
                                                                7.25          01/01/2030              694             688
                                                                8.13          03/01/2030            1,789           1,819
                                                                7.50          05/01/2026              317             316
                                                                6.50          05/01/2029              628             599
                                                                8.00          11/01/2026              681             685
                                                                6.88          03/01/2028              582             572
                                                                7.38          08/01/2028              488             486
                                                                7.38          06/01/2028              617             614
                                                                7.25          07/01/2029              465             461
                                                                8.00          02/01/2030              571             575
                                                                9.13          08/01/2025              908             908
                                                                7.63          11/01/2025              520             520
                                                                7.50          04/01/2028              682             679
                                                                9.00          09/01/2029            1,653           1,653
                                                                7.75          06/01/2027              522             522
                                                                6.50          06/01/2026              386             386
                                                                7.63          10/01/2026              642             641
                                                                6.75          07/01/2029              340             332
                                                                7.38          02/01/2030              492             489
                                                                7.00          07/01/2029              414             407
                                                                7.25          07/01/2025              338             338
                                                                8.13          05/01/2027            1,779           1,785
                                                                6.38          01/01/2029              296             281
                                                                7.75          11/01/2029              990           1,019


* [Confidential Information - omitted and filed separately with the Securities and Exchange Commission]

---------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL
                                                                                                 AMOUNT            VALUE
                                      BORROWER*             YIELD            MATURITY            (000's)           (000's)
---------------------------------------------------------------------------------------------------------------------------
                                                                7.38          04/01/2027              337             337
                                                                6.38          07/01/2029              565             547
                                                                7.25          01/01/2030            1,090           1,081
                                                                7.38          11/01/2029              272             271
                                                                6.75          07/01/2029              397             388
                                                                7.38          08/01/2025              256             256
                                                                7.38          03/01/2030            1,984           1,974
                                                                6.38          03/01/2029              460             436
                                                                7.50          12/01/2029              535             543
                                                                7.38          07/01/2029              335             333
                                                                6.50          05/01/2029              466             454
                                                                8.88          12/01/2025              322             322
                                                                7.63          11/01/2025              374             373
                                                                7.13          08/01/2025              289             289
                                                                8.00          07/01/2025              641             641
                                                                7.25          10/01/2029            1,681           1,665
                                                                7.13          12/01/2027              286             283
                                                                7.13          01/01/2027              254             254
                                                                7.13          08/01/2028              414             408
                                                                7.50          11/01/2011              579             583
                                                                6.88          05/01/2028              462             454
                                                                6.00          03/01/2029              972             935
                                                                6.38          02/01/2029              284             269
                                                                7.38          05/01/2027              650             650
                                                                7.25          10/01/2026              369             369
                                                                7.63          09/01/2025              660             660
                                                                7.50          03/01/2005              750             753
                                                                8.13          01/01/2027              282             284
                                                                7.63          11/01/2027              381             382
                                                                7.38          12/01/2027              305             303
                                                                8.88          12/01/2025              329             329
                                                                7.50          08/01/2025              261             260
                                                                6.25          02/01/2029              540             518
                                                                7.50          02/01/2030              397             400
                                                                7.88          09/01/2025              700             704
                                                                7.35          07/01/2025              596             593
                                                                7.13          03/01/2028              533             527
                                                                7.38          07/01/2029              323             321
                                                                7.60          09/01/2025              604             603
                                                                7.38          05/01/2027              322             321
                                                                7.63          09/01/2029              466             475
                                                                7.35          09/01/2025              329             327
                                                                8.00          07/01/2026              441             444
                                                                7.88          12/01/2027              389             391
                                                                7.50          11/01/2029              722             720
                                                                7.38          04/01/2029              397             395
                                                                7.50          07/01/2027              579             577
                                                                7.75          09/01/2026              389             389

* [Confidential Information - omitted and filed separately with the Securities and Exchange Commission]

---------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL
                                                                                                 AMOUNT            VALUE
                                      BORROWER*             YIELD            MATURITY            (000's)           (000's)
---------------------------------------------------------------------------------------------------------------------------
                                                                7.63          03/01/2026              428             427
                                                                7.50          09/01/2026              478             478
                                                                7.60          07/01/2025              516             515
                                                                7.38          10/01/2027              785             781
                                                                7.38          10/01/2029              441             444
                                                                7.00          09/01/2029              642             631
                                                                7.50          09/01/2029              356             355
                                                                7.75          05/01/2028              449             451
                                                                6.88          09/01/2028              374             367
                                                                8.00          04/01/2030              356             373
                                                                7.38          01/01/2028              265             263
                                                                6.88          02/01/2029              475             463
                                                                7.75          09/01/2029              445             447
                                                                6.87          04/01/2029              558             544
                                                                7.63          04/01/2030              505             512
                                                                7.75          01/01/2018              287             291
                                                                6.88          08/01/2029              386             377
                                                                7.88          05/01/2026              376             378
                                                                6.63          04/01/2029            1,080           1,037
                                                                7.25          02/01/2030              385             384
                                                                7.25          04/01/2026              973             973
                                                                7.38          02/01/2026              568             568
                                                                7.98          07/01/2025              680             684
                                                                7.50          11/01/2029              594             592
                                                                6.75          05/01/2028              816             791
                                                                7.50          09/01/2029              609             617
                                                                8.00          06/01/2027              534             538
                                                                8.00          05/01/2028              759             764
                                                                7.50          04/01/2026              388             386
                                                                7.38          01/01/2028              364             362
                                                                6.75          05/01/2027              479             479
                                                                7.50          02/01/2027              288             288
                                                                7.60          08/01/2025              498             498
                                                                7.38          12/01/2025              292             290
                                                                7.00          06/01/2028            1,071           1,056
                                                                7.88          08/01/2029              517             520
                                                                7.38          09/01/2027              333             333
                                                                8.00          01/01/2028              308             310
                                                                8.00          01/01/2028              602             606
                                                                7.50          01/01/2028              340             339
                                                                7.50          08/01/2029              342             341
                                                                7.38          08/01/2028              508             505
                                                                7.13          08/01/2029              730             723
                                                                7.63          06/01/2027              386             386
                                                                7.00          05/01/2028              627             616
                                                                7.63          09/01/2025              670             670
                                                                7.13          10/01/2026              262             262
                                                                7.63          10/01/2027              339             338


* [Confidential Information - omitted and filed separately with the Securities and Exchange Commission]

---------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL
                                                                                                 AMOUNT            VALUE
                                      BORROWER*             YIELD            MATURITY            (000's)           (000's)
---------------------------------------------------------------------------------------------------------------------------
                                                                7.25          09/01/2029              405             403
                                                                7.38          09/01/2027              658             654
                                                                7.63          09/01/2029              751             750
                                                                7.50          04/01/2026              675             672
                                                                6.75          12/01/2028              840             840
                                                                7.63          10/01/2025              803             803
                                                                6.50          02/01/2029              978             934
                                                                7.50          07/01/2028              507             505
                                                                6.88          08/01/2028              292             285
                                                                8.88          12/01/2029              376             376
                                                                7.75          10/01/2029              713             733
                                                                7.00          03/01/2029              859             847
                                                                6.88          03/01/2029            1,948           1,900
                                                                7.38          05/01/2028              575             571
                                                                7.75          09/01/2025              756             758
                                                                6.50          01/01/2029              282             269
                                                                6.50          01/01/2029              282             269
                                                                6.50          01/01/2029              493             471
                                                                7.50          08/01/2025              309             309
                                                                7.38          11/01/2026              689             689
                                                                7.85          07/01/2025              358             360
                                                                6.88          10/01/2027              936             920
                                                                7.88          11/01/2026              624             627
                                                                7.50          08/01/2025              942             942
                                                                7.00          02/01/2027              398             398
                                                                7.38          11/01/2029              297             295
                                                                6.88          02/01/2030              336             329
                                                                6.38          06/01/2029              447             433
                                                                7.13          04/01/2026              329             329
                                                                7.50          12/01/2011              538             541
                                                                8.00          01/01/2030              531             535
                                                                7.75          09/01/2029              599             602
                                                                6.50          05/01/2028            1,576           1,539
                                                                6.88          04/01/2028              563             550
                                                                7.50          09/01/2025              330             329
                                                                6.38          02/01/2029              656             637
                                                                6.50          11/01/2028            1,757           1,678
                                                                8.13          02/01/2030              262             264
                                                                7.63          02/01/2030              310             309
                                                                7.63          01/01/2028              263             262
                                                                7.75          01/01/2028              389             391
                                                                6.00          01/01/2029              275             255
                                                                7.38          07/01/2028              274             272
                                                                7.50          03/01/2030            1,092           1,091
                                                                7.88          03/01/2030            2,226           2,247
                                                                7.00          10/01/2029              699             687
                                                                7.00          12/01/2029              846             835
                                                                8.13          10/01/2027              420             423


* [Confidential Information - omitted and filed separately with the Securities and Exchange Commission]

---------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL
                                                                                                 AMOUNT            VALUE
                                      BORROWER*             YIELD            MATURITY            (000's)           (000's)
---------------------------------------------------------------------------------------------------------------------------
                                                                7.75          08/01/2011              497             504
                                                                7.63          02/01/2030              993           1,015
                                                                7.50          09/01/2036              305             305
                                                                7.63          11/01/2026            1,744           1,744
                                                                8.13          02/01/2030              600             605
                                                                6.50          11/01/2028              308             294
                                                                7.38          10/01/2027              271             269
                                                                7.25          10/01/2029              430             429
                                                                7.63          12/01/2027              631             630
                                                                6.88          08/01/2035              726             726
                                                                7.38          11/01/2029              542             539
                                                                6.50          04/01/2029              490             475
                                                                7.50          09/01/2025              370             368
                                                                6.75          10/01/2028              714             692
                                                                7.38          01/01/2028              633             629
                                                                6.88          07/01/2026              318             318
                                                                6.88          03/01/2028              289             284
                                                                7.00          01/01/2027              411             411
                                                                7.38          09/01/2027              387             384
                                                                7.38          10/01/2010              487             490
                                                                7.85          09/01/2004              476             483
                                                                7.50          11/01/2027              494             492
                                                                7.38          02/01/2026              473             471
                                                                8.88          12/01/2028            1,170           1,170
                                                                7.75          02/01/2027              343             344
                                                                7.75          11/01/2027              640             642
                                                                8.00          03/01/2027              446             449
                                                                7.75          07/01/2026              465             467
                                                                7.63          07/01/2029              548             547
                                                                7.88          10/01/2029              307             309
                                                                7.00          05/01/2028              519             519
                                                                7.75          09/01/2029              435             437
                                                                7.60          07/01/2025              565             564
                                                                7.63          08/01/2025              398             398
                                                                6.75          01/01/2029              415             406
                                                                6.75          10/01/2027              819             813
                                                                7.13          09/01/2028              312             308
                                                                7.25          10/01/2026              336             336
                                                                7.38          03/01/2030              993             988
                                                                8.00          01/01/2030              536             539
                                                                7.38          02/01/2030              417             415
                                                                7.63          12/01/2025              681             681
                                                                7.50          04/01/2026              380             379
                                                                9.13          11/01/2026              855             862
                                                                6.75          01/01/2029              483             468
                                                                7.50          09/01/2029            1,087           1,101
                                                                8.13          04/01/2005              344             352
                                                                7.13          05/01/2028              973             962


* [Confidential Information - omitted and filed separately with the Securities and Exchange Commission]

---------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL
                                                                                                 AMOUNT            VALUE
                                      BORROWER*             YIELD            MATURITY            (000's)           (000's)
---------------------------------------------------------------------------------------------------------------------------
                                                                7.50          11/01/2029              514             521
                                                                7.38          12/01/2029            1,486           1,495
                                                                6.38          03/01/2029              658             639
                                                                6.75          02/01/2029              966             936
                                                                7.00          10/01/2029              395             388
                                                                7.88          11/01/2025              689             692
                                                                7.25          11/01/2029              943             942
                                                                7.69          04/01/2030              845             849
                                                                7.13          01/01/2028              368             363
                                                                7.88          06/01/2027              538             541
                                                                7.75          04/01/2028              757             759
                                                                9.71          04/01/2002            1,993           2,010
                                                                7.75          11/01/2029              420             422
                                                                7.63          03/01/2026              335             334
                                                                6.50          02/01/2026              450             450
                                                                7.50          09/01/2029              563             561
                                                                7.50          07/01/2026              367             366
                                                                7.50          01/01/2028              765             762
                                                                8.00          01/01/2030              496             499
                                                                7.75          12/01/2029            1,031           1,061
                                                                7.25          09/01/2029              405             404
                                                                8.25          03/01/2030              298             302
                                                                7.63          11/01/2025              363             363
                                                                6.88          08/01/2029              749             735
                                                                7.75          10/01/2027              727             730
                                                                7.38          11/01/2027              484             481
                                                                6.50          03/01/2028              491             480
                                                                7.63          11/01/2025              443             442
                                                                7.38          10/01/2029              383             381
                                                                7.98          07/01/2025              350             352
                                                                7.63          04/01/2012              255             257
                                                                7.63          04/01/2027              798             797
                                                                7.38          04/01/2028              482             479
                                                                8.00          10/01/2029              619             623
                                                                7.00          08/01/2028              649             637
                                                                6.63          12/01/2026              382             382
                                                                7.00          11/01/2029              356             350
                                                                7.63          04/01/2012              643             649
                                                                7.63          04/01/2028              390             389
                                                                7.88          01/01/2030              492             495
                                                                7.38          01/01/2028              322             320
                                                                7.00          07/01/2029              603             593
                                                                7.13          08/01/2029              829             818
                                                                7.50          09/01/2025              278             277
                                                                9.33          11/01/2005              938             938
                                                                7.60          07/01/2025              325             324
                                                                7.25          10/01/2025              378             378
                                                                7.75          04/01/2027              588             590


* [Confidential Information - omitted and filed separately with the Securities and Exchange Commission]

---------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL
                                                                                                 AMOUNT            VALUE
                                      BORROWER*             YIELD            MATURITY            (000's)           (000's)
---------------------------------------------------------------------------------------------------------------------------
                                                                7.00          11/01/2029              487             479
                                                                7.88          03/01/2030              447             465
                                                                7.13          09/01/2029              442             438
                                                                6.38          01/01/2029            1,202           1,168
                                                                7.00          07/01/2026              712             712
                                                                9.00          06/01/2025              941             947
                                                                7.88          04/01/2030              313             321
                                                                8.13          03/01/2005              665             680
                                                                7.75          12/01/2004              700             708
                                                                7.48          09/01/2025              411             409
                                                                8.13          10/01/2029              285             288
                                                                6.13          01/01/2029              436             422
                                                                6.38          01/01/2030              792             747
                                                                7.38          04/01/2028              316             314
                                                                7.35          11/01/2025              306             305
                                                                8.50          03/01/2030            1,094           1,180
                                                                6.38          06/01/2029              786             762
                                                                6.50          02/01/2029              979             934
                                                                6.75          11/01/2028            1,710           1,657
                                                                7.38          03/01/2028              319             317
                                                                7.50          01/01/2012              378             381
                                                                                            -------------  --------------
CITY NATIONAL TRUST 2000-3 (14.20%) (COST $289,967)                                               298,924         296,916
------------------------------------------------------------------------------------------------------------------------

CITY NATIONAL TRUST 2000-4

                                                                7.75          10/01/2014              890             904
                                                                7.75          06/01/2011              810             822
                                                                7.50          10/01/2027              968             965
                                                                7.38          04/01/2012              846             850
                                                                7.38          04/01/2028              876             871
                                                                7.50          10/01/2027              968             965
                                                                7.68          01/01/2028              991             991
                                                                7.50          05/01/2026              966             962
                                                                7.50          05/01/2026              943             939
                                                                7.63          02/01/2026              930             930
                                                                7.75          02/01/2015              970             984
                                                                7.38          07/01/2029              947             941
                                                                7.60          08/01/2025              941             939
                                                                7.50          08/01/2028              855             852
                                                                7.75          05/01/2027              965             969
                                                                7.88          09/01/2026              961             966
                                                                7.75          11/01/2025              946             950
                                                                7.38          12/01/2029              842             837
                                                                7.50          09/01/2027              749             746
                                                                7.25          05/01/2028              973             965
                                                                7.50          07/01/2027              965             962
                                                                7.50          11/01/2011              906             912
                                                                7.95          07/01/2012              829             842
                                                                7.25          01/01/2026              945             937
                                                                7.60          07/01/2035              974             973


* [Confidential Information - omitted and filed separately with the Securities and Exchange Commission]

---------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL
                                                                                                 AMOUNT            VALUE
                                      BORROWER*             YIELD            MATURITY            (000's)           (000's)
---------------------------------------------------------------------------------------------------------------------------
                                                                7.63          11/01/2027              876             875
                                                                7.25          07/01/2028              975             967
                                                                7.25          06/01/2028              974             966
                                                                7.38          07/01/2028              976             970
                                                                7.63          10/01/2011              825             832
                                                                7.75          11/01/2026              959             963
                                                                7.60          09/01/2025              943             941
                                                                7.50          07/01/2023              904             901
                                                                7.88          02/01/2030              993             998
                                                                7.50          12/01/2027              970             967
                                                                7.60          07/01/2035              921             919
                                                                8.00          12/01/2026              866             872
                                                                7.25          09/01/2028              928             921
                                                                7.75          09/01/2027              853             856
                                                                7.63          08/01/2025              920             920
                                                                7.88          09/01/2010              863             876
                                                                7.38          08/01/2025              939             933
                                                                7.25          09/01/2028              976             968
                                                                7.63          04/01/2028              876             875
                                                                7.50          12/01/2011              832             837
                                                                7.25          03/01/2026              948             940
                                                                8.25          02/01/2030              884             894
                                                                7.38          05/01/2028              959             954
                                                                7.25          10/01/2014              955             957
                                                                7.75          07/01/2027              967             971
                                                                7.25          10/01/2027              985             977
                                                                7.35          09/01/2025              921             915
                                                                                            -------------  --------------
CITY NATIONAL TRUST 2000-4 (2.29%)(COST $46,674)                                                   47,944          47,939
------------------------------------------------------------------------------------------------------------------------

* [Confidential Information - omitted and filed separately with the Securities and Exchange Commission]

                             SCHEDULE OF INVESTMENTS

------------------------------------------------------------------------------------------------------------
                                                                            PRINCIPAL
INDUSTRY/BORROWER                                                            AMOUNT                   VALUE
         YIELD/MATURITY                                                      (000'S)                 (000'S)
------------------------------------------------------------------------------------------------------------
DEBT OBLIGATIONS (39.31%)

    FNMA CALLABLE NOTES
         6.040%,  05/14/2003 MATURITY                                         30,000                  29,914
         7.375%,  07/25/2003 MATURITY                                         15,000                  15,103
         7.300%,  07/19/2005 MATURITY                                          5,400                   5,513
         7.010%,  11/27/2007 MATURITY                                          8,140                   8,244
         6.500%,  04/29/2009 MATURITY                                         10,000                   9,850
                                                                              ------                  ------
TOTAL FNMA CALLABLE NOTES                                                     68,540                  68,624

    FED FARM CREDIT BANK
         6.600%,  12/27/2004 MATURITY                                          4,000                   3,998
         6.650%,  06/27/2005 MATURITY                                          5,000                   4,995
                                                                              ------                  ------
         TOTAL FED FARM CREDIT BANK                                            9,000                   8,993

    FHLB CALLABLE NOTES
         7.280%,  08/23/2004 MATURITY                                         25,000                  25,172
         6.155%,  05/25/2005 MATURITY                                         10,000                   9,922
                                                                              ------                  ------
         TOTAL FHLB CALLABLE NOTES                                            35,000                  35,094

    FHLB DISC CORP DISCOUNT NOTE
                  01/17/2001 MATURITY                                        101,000                 100,717
                                                                            --------                --------
         TOTAL FHLB DISC CORP DISCOUNT NOTE                                  101,000                 100,717

    FHLMC GOLD
         6.500%,  11/01/2018 MATURITY                                         21,394                  21,285
         7.000%,  12/01/2020 MATURITY                                         25,000                  25,199
                                                                             -------                 -------
         TOTAL FHLMC GOLD                                                     46,394                  46,484

    FNMA DISCOUNT NOTES
                  01/04/2001 MATURITY                                         38,200                  38,180
                  01/11/2001 MATURITY                                         28,000                  27,950
                  03/08/2001 MATURITY                                         60,000                  59,320
                  06/14/2001 MATURITY                                         60,000                  58,390
                                                                             -------                 -------
        TOTAL FNMA DISCOUNT NOTES                                            186,200                 183,840

    FNMA REMIC CMO
         7.000%,  02/18/2027 MATURITY                                         10,515                  10,496
         7.000%,  11/18/2027 MATURITY                                         17,665                  17,993
                                                                             -------                 -------
         TOTAL FNMA REMIC CMO                                                 28,180                  28,489

    FREDDIE DISCOUNT NOTES
                  01/16/2001 MATURITY                                         70,000                  69,813
                                                                             -------                 -------
        TOTAL FREDDIE DISCOUNT NOTES                                          70,000                  69,813

    FREDDIE MAC CALLABLE NOTES
         6.800%,  07/27/2005 MATURITY                                         25,000                  25,023
                                                                             -------                 -------
         TOTAL FREDDIE MAC CALLABLE NOTES                                     25,000                  25,023

    FREDDIE MAC REMIC CMO
         6.950%,  07/15/2021 MATURITY                                         20,478                  20,669
                                                                             -------                 -------
         TOTAL FREDDIE MAC REMIC CMO                                          20,478                  20,669

    GNMA CALLABLE NOTES
         7.050%,  11/20/2022 MATURITY                                         20,554                  20,713
         7.500%,  09/16/2027 MATURITY                                          7,418                   7,550
                                                                             -------                 -------
         TOTAL GNMA CALLABLE NOTES                                            27,972                  28,263

                             SCHEDULE OF INVESTMENTS

------------------------------------------------------------------------------------------------------------
                                                                            PRINCIPAL
INDUSTRY/BORROWER                                                            AMOUNT                   VALUE
         YIELD/MATURITY                                                      (000'S)                 (000'S)
------------------------------------------------------------------------------------------------------------
    GNMA MORTGAGE BACKED SECURITIES
         8.000%,  10/15/2027 MATURITY                                          1,587                   1,627
         7.000%,  11/15/2027 MATURITY                                          1,269                   1,276
         7.500%,  11/15/2027 MATURITY                                            775                     788
         8.000%,  11/15/2027 MATURITY                                          1,899                   1,947
         7.500%,  11/20/2027 MATURITY                                          1,426                   1,445
         7.000%,  02/15/2028 MATURITY                                          2,113                   2,124
         6.500%,  06/15/2028 MATURITY                                          1,917                   1,898
         7.000%,  06/15/2028 MATURITY                                          2,688                   2,701
         6.500%,  08/20/2028 MATURITY                                         21,142                  20,852
         7.000%,  08/20/2028 MATURITY                                         18,910                  18,908
         6.500%,  11/20/2028 MATURITY                                         25,703                  25,350
         7.000%,  04/15/2029 MATURITY                                          3,150                   3,165
         6.000%,  04/20/2029 MATURITY                                          2,762                   2,673
                                                                              ------                  ------
         TOTAL GNMA MORTGAGE BACKED SECURITIES                                85,341                  84,754

    FNMA MORTGAGE BACKED SECURITIES
         6.500%,  05/01/2013 MATURITY                                          1,186                   1,187
         7.000%,  02/01/2028 MATURITY                                            974                     977
         6.000%,  01/01/2029 MATURITY                                          4,999                   4,840
         7.000%,  08/01/2030 MATURITY                                         20,000                  20,021
                                                                              ------                  ------
         TOTAL FNMA MORTGAGE BACKED SECURITIES                                27,159                  27,025
    FHLMC REMIC CMO
         7.000%,  02/25/2020 MATURITY                                          6,359                   6,321
         6.500%,  04/15/2025 MATURITY                                         23,109                  22,980
         7.000%,  12/15/2028 MATURITY                                         16,063                  15,776
         6.000%,  01/15/2029 MATURITY                                         14,936                  14,151
         6.500%,  01/15/2029 MATURITY                                         19,989                  19,204
                                                                             -------                 -------
         TOTAL FHLMC REMIC CMO                                                80,456                  78,432

    COUNTRYWIDE HOME LOANS SECURITY
         7.250%,  01/25/2031 MATURITY                                         15,337                  15,470
                                                                             -------                 -------
         TOTAL COUNTRYWIDE HOME LOANS SECURITY                                15,337                  15,470

TOTAL DEBT OBLIGATIONS
    (COST $811,287)                                                          826,057                 821,690

------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $1,993,695) (97.05%)                                                       2,028,620
OTHER ASSETS AND LIABILITIES, NET (2.95%)                                                             61,641
                                                                                              --------------
NET ASSETS (100.0%)                                                                           $    2,090,261
                                                                                              ==============
------------------------------------------------------------------------------------------------------------

TAX COST OF SECURITIES                                                                        $    2,020,539
                                                                                              ==============

Gross appreciation on securities                                                                      18,525
Gross depreciation on securities                                                                      10,444
                                                                                              --------------
NET APPRECIATION ON SECURITIES                                                                $        8,081
                                                                                              ==============

                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                          INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To Board of Directors and Shareholder of
CN Loan Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CN Loan Fund, Inc. (the "Fund") as of December 31, 2000 and the related statements of operations, changes in net assets, cash flows, and financial highlights for the period from April 12, 2000 (commencement of operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodians and other procedures we considered necessary. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

The Fund has prepared and issued financial statements of the CN Loan Fund, Inc. as of December 31, 2000 and for the period from April 12, 2000 (commencement of operations) to December 31, 2000, including a complete schedule of investments. Our independent auditor's report on those financial statements (not included herein), dated March 1, 2001 expressed an unqualified opinion. Certain information relating to the names of individual borrowers in the schedule of investments contained in the accompanying financial statements has been deleted in connection with the Fund's pending request that such information be afforded confidential treatment.

In our opinion, the accompanyinng financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CN Loan Fund, Inc. as of December 31, 2000 and the results of its operations, changes in its net assets, cash flows and financial highlights for the period from April 12, 2000 (commencement of operations) to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP


Los Angeles, California
March 1, 2001

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